Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

August 31, 2019

SO-QTLY-1019
1.805748.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.3%
GCI Liberty, Inc. (a)	170,200	$10,593
Media - 2.0%
Liberty Global PLC Class C (a)	295,200	7,711
Nexstar Broadcasting Group, Inc. Class A	90,000	8,900
		16,611

TOTAL COMMUNICATION SERVICES		27,204

CONSUMER DISCRETIONARY - 8.7%
Distributors - 1.0%
LKQ Corp. (a)	327,300	8,598
Hotels, Restaurants & Leisure - 1.7%
Eldorado Resorts, Inc. (a)(b)	208,600	8,033
The Stars Group, Inc. (a)(b)	370,600	5,629
		13,662
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	71,100	8,453
Internet & Direct Marketing Retail - 1.9%
eBay, Inc.	276,000	11,120
Liberty Interactive Corp. QVC Group Series A (a)	426,700	4,570
		15,690
Leisure Products - 0.6%
Mattel, Inc. (a)(b)	466,000	4,567
Specialty Retail - 1.1%
Lowe's Companies, Inc.	78,500	8,808
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	227,500	6,001
PVH Corp.	73,800	5,594
		11,595

TOTAL CONSUMER DISCRETIONARY		71,373

CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 1.6%
U.S. Foods Holding Corp. (a)	323,200	13,073
Food Products - 3.0%
Conagra Brands, Inc.	469,000	13,301
Darling International, Inc. (a)	598,522	11,133
		24,434
Household Products - 1.3%
Spectrum Brands Holdings, Inc.	197,900	11,057
Tobacco - 1.0%
Altria Group, Inc.	199,200	8,713

TOTAL CONSUMER STAPLES		57,277

ENERGY - 6.7%
Energy Equipment & Services - 0.6%
Baker Hughes, A GE Co. Class A	248,100	5,381
Oil, Gas & Consumable Fuels - 6.1%
Cheniere Energy, Inc. (a)	182,000	10,867
Encana Corp. (Toronto) (b)	1,549,800	6,868
Hess Corp.	183,000	11,520
Noble Energy, Inc.	515,800	11,647
Valero Energy Corp.	120,900	9,101
		50,003

TOTAL ENERGY		55,384

FINANCIALS - 19.4%
Banks - 3.6%
SunTrust Banks, Inc.	237,400	14,602
U.S. Bancorp	281,084	14,810
		29,412
Capital Markets - 7.5%
Ameriprise Financial, Inc.	86,000	11,092
Apollo Global Management LLC Class A	321,550	12,132
Lazard Ltd. Class A	126,300	4,337
LPL Financial	146,800	11,003
Northern Trust Corp.	117,474	10,329
The Blackstone Group LP	256,100	12,744
		61,637
Consumer Finance - 5.4%
Capital One Financial Corp.	181,800	15,748
OneMain Holdings, Inc.	311,800	11,178
SLM Corp.	908,684	7,669
Synchrony Financial	313,300	10,041
		44,636
Insurance - 2.9%
American International Group, Inc.	216,500	11,267
Chubb Ltd.	82,682	12,922
		24,189

TOTAL FINANCIALS		159,874

HEALTH CARE - 4.7%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	61,400	6,187
Health Care Providers & Services - 2.8%
Centene Corp. (a)	131,200	6,117
Cigna Corp.	59,900	9,223
Humana, Inc.	26,000	7,363
		22,703
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	74,700	9,573

TOTAL HEALTH CARE		38,463

INDUSTRIALS - 12.5%
Aerospace & Defense - 2.1%
General Dynamics Corp.	38,700	7,402
Huntington Ingalls Industries, Inc.	46,100	9,635
		17,037
Airlines - 0.8%
American Airlines Group, Inc.	240,600	6,330
Commercial Services & Supplies - 1.1%
The Brink's Co. (b)	126,800	9,542
Construction & Engineering - 2.2%
AECOM (a)	298,600	10,594
Williams Scotsman Corp. (a)	523,100	7,297
		17,891
Road & Rail - 1.3%
Knight-Swift Transportation Holdings, Inc. Class A	173,600	5,927
Ryder System, Inc.	106,500	5,130
		11,057
Trading Companies & Distributors - 5.0%
AerCap Holdings NV (a)	212,937	11,418
Ashtead Group PLC	209,700	5,795
Fortress Transportation & Infrastructure Investors LLC	338,700	5,050
HD Supply Holdings, Inc. (a)	293,400	11,416
Univar, Inc. (a)	397,800	7,697
		41,376

TOTAL INDUSTRIALS		103,233

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	569,668	6,118
Electronic Equipment & Components - 1.0%
Flextronics International Ltd. (a)	455,300	4,385
Jabil, Inc.	124,400	3,584
		7,969
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A	127,100	7,803
Conduent, Inc. (a)	667,900	4,348
DXC Technology Co.	223,100	7,411
		19,562
Semiconductors & Semiconductor Equipment - 2.2%
Marvell Technology Group Ltd.	414,100	9,926
NXP Semiconductors NV	82,300	8,406
		18,332
Software - 0.6%
Micro Focus International PLC	345,229	4,714

TOTAL INFORMATION TECHNOLOGY		56,695

MATERIALS - 6.3%
Chemicals - 4.8%
CF Industries Holdings, Inc.	156,500	7,542
DowDuPont, Inc.	160,437	10,898
The Mosaic Co.	427,600	7,864
Westlake Chemical Corp. (b)	222,942	13,062
		39,366
Containers & Packaging - 1.5%
Crown Holdings, Inc. (a)	190,954	12,572

TOTAL MATERIALS		51,938

REAL ESTATE - 13.9%
Equity Real Estate Investment Trusts (REITs) - 12.3%
American Tower Corp.	74,808	17,220
CubeSmart	533,500	19,147
Douglas Emmett, Inc.	277,100	11,694
Equinix, Inc.	32,600	18,135
Equity Lifestyle Properties, Inc.	135,700	18,282
National Retail Properties, Inc.	299,200	16,800
		101,278
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	213,500	11,160
Howard Hughes Corp. (a)	18,111	2,287
		13,447

TOTAL REAL ESTATE		114,725

UTILITIES - 10.3%
Electric Utilities - 5.9%
FirstEnergy Corp.	633,300	29,132
Vistra Energy Corp.	773,100	19,289
		48,421
Multi-Utilities - 4.4%
Sempra Energy	256,988	36,396

TOTAL UTILITIES		84,817

TOTAL COMMON STOCKS
(Cost $784,516)		820,983

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.13% (c)	38,580	39
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	25,606,280	25,609
TOTAL MONEY MARKET FUNDS
(Cost $25,648)		25,648
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $810,164)		846,631
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(22,279)
NET ASSETS - 100%		$824,352

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$113
Fidelity Securities Lending Cash Central Fund	28
Total	$141

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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